ONTRACK CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 4.0%
	ALTERNATIVE - 1.0%
10,000	Brookmont Catastrophic Bond ETF	$ 201,600

	FIXED INCOME - 3.0%
13,000	Pacer Aristotle Pacific Floating Rate High Income ETF	603,720

	TOTAL EXCHANGE-TRADED FUNDS (Cost $806,157)	805,320

	OPEN END FUNDS — 86.3%
	ALTERNATIVE - 71.2%
110,000	Absolute Convertible Arbitrage Fund, Institutional Class	1,307,900
220,157	Ambassador Fund, Institutional Class	2,254,403
95,239	BlackRock Global Equity Market Neutral Fund, Institutional Class	1,527,639
158,355	Eaton Vance Global Macro Absolute Return Advantage Fund, Class I	2,071,283
609,223	Victory Pioneer CAT Bond Fund Class Y	7,237,565
		14,398,790
	INTERNATIONAL BONDS - 15.1%
354,212	Eaton Vance Emerging Markets Debt Opportunities Fund, Class I	3,063,933

	TOTAL OPEN-END FUNDS (Cost $17,104,069)	17,462,723

	SHORT-TERM INVESTMENTS — 7.9%
	MONEY MARKET FUNDS - 7.9%
801,746	Fidelity Government Portfolio, Institutional Class, 3.69%(a)	801,746
801,745	First American Government Obligations Fund, Class Z, 3.68%(a)	801,745
	TOTAL MONEY MARKET FUNDS (Cost $1,603,491)	1,603,491

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,603,491)	1,603,491

ONTRACK CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2026

Shares		Fair Value

	TOTAL INVESTMENTS - 98.2% (Cost $19,513,717)	$ 19,871,534
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.8%	363,707
	NET ASSETS - 100.0%	$ 20,235,241

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of September 30, 2026.